Scope of Consolidation - Summary of Income Statement Data (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information about Consolidated Structured Entities [Line Items]
Revenues	€ 19,828	€ 19,025	€ 19,719
Profit (loss) for the year	1,287	1,919	50
of which Non-controllinginterests	166	158	731
TIM Brasil group [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Revenues	4,502	4,047	4,637
Profit (loss) for the year	340	194	324
of which Non-controllinginterests	€ 114	€ 65	€ 188